Intangible Assets (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible assets
Gross Carrying Value	$ 42,275,000		$ 41,995,000	$ 41,983,000
Accumulated amortization	(12,270,000)		(10,161,000)	(5,756,000)
Net Carrying Value	30,005,000		31,834,000	36,227,000
Weighted average useful life in years	10 years 2 months 12 days		10 years 2 months 23 days	10 years 2 months 23 days
Amortization expense	2,179,000	2,201,000	4,405,000	4,476,000	1,280,000
Acquired technology and domain name
Intangible assets
Gross Carrying Value	31,075,000		30,725,000	30,713,000
Accumulated amortization	(9,260,000)		(7,624,000)	(4,306,000)
Net Carrying Value	21,815,000		23,101,000	26,407,000
Weighted average useful life in years	9 years 8 months 12 days		9 years 9 months	9 years 9 months
Amortization expense	1,636,000	1,658,000	3,318,000	3,343,000	963,000
Customer relationships
Intangible assets
Gross Carrying Value	6,300,000		6,300,000	6,300,000
Accumulated amortization	(2,112,000)		(1,732,000)	(972,000)
Net Carrying Value	4,188,000		4,568,000	5,328,000
Weighted average useful life in years	8 years 11 months 19 days		8 years 11 months 19 days	8 years 11 months 19 days
Amortization expense	380,000	380,000	760,000	760,000	212,000
Tradenames
Intangible assets
Gross Carrying Value	4,900,000		4,970,000	4,970,000
Accumulated amortization	(898,000)		(805,000)	(478,000)
Net Carrying Value	4,002,000		4,165,000	4,492,000
Weighted average useful life in years	15 years		14 years 9 months 18 days	14 years 9 months 18 days
Amortization expense	163,000	163,000	327,000	373,000	105,000
Domain name
Intangible assets
Intangible assets acquired	$ 400,000